                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSR

Investment Company Act file number 811-8382

                         SCUDDER STRATEGIC INCOME TRUST
                         ------------------------------
               (Exact Name of Registrant as Specified in Charter)

                             222 S. RIVERSIDE PLAZA
                               CHICAGO, IL 60606
                  --------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (617) 295-1000
                                                            --------------

                                  John Millette
                  Deutsche Investment Management Americas Inc.
                    Two International Place, Boston, MA 02110
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        11/30

Date of reporting period:       5/31/03

ITEM 1.  REPORT TO STOCKHOLDERS

[Scudder Investments logo]

Scudder Strategic Income Trust

Semiannual Report to Shareholders

May 31, 2003

Contents

<Click Here> Performance Summary

<Click Here> Portfolio Management Review

<Click Here> Portfolio Summary

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

<Click Here> Notes to Financial Statements

<Click Here> Dividend Reinvestment Plan

<Click Here> Additional Information

<Click Here> Privacy Statement

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Performance Summary May 31, 2003

Average Annual Total Returns
Scudder Strategic Income Trust	6-Month++	1-Year	3-Year	5-Year	Life of Class*
Based on Net Asset Value(a)	17.56%	15.40%	11.76%	7.28%	10.34%
Based on Market Price	19.30%	13.90%	6.88%	2.44%	9.38%
CS First Boston High Yield Index(b)	15.37%	13.25%	6.71%	3.30%	6.98%
CS First Boston High Yield Index (50%), Lehman Brothers Treasury Index (25%), Citigroup Non-USD World Government Bond Currency Hedged Index (15%), J.P. Morgan Emerging Markets Bond Index Plus (10%)(b)	12.39%	14.57%	8.86%	6.01%	8.51%

+ Total returns for periods less than one year are not annualized.
Net Asset Value and Market Price
	As of 5/31/03	As of 11/30/02
Net Asset Value	$ 12.45	$ 11.10
Market Price	$ 12.35	$ 10.85

Distribution Information
Six Months: Income Dividends	$ .54
May Income Dividend	$ .09
Current Annualized Distribution Rate (based on net asset value)+	8.67%
Current Annualized Distribution Rate (based on market price)+	8.74%

Notes to Performance Summary

* The Fund commenced operations on April 24, 1994. Index comparisons begin April 30, 1994.
a Total investment returns reflect changes in net asset value per share during each period and assume that dividends and capital gains distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market price.
b CS First Boston High Yield Index is an unmanaged trader-priced portfolio constructed to mirror the global high-yield debt market. Lehman Brothers Treasury Index is an unmanaged index reflecting the performance of all public obligations and does not focus on one particular segment of the Treasury market. Citigroup Non-USD World Government Bond Currency Hedged Index is an unmanaged foreign securities index representing major government bond markets other than the US. J.P. Morgan Emerging Markets Bond Index Plus is an unmanaged index tracking total returns for traded external currency-denominated debt instruments in the emerging markets: Brady bonds, loans, Eurobonds and US dollar-denominated local market instruments. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.
+ Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value/market price on May 31, 2003. Distribution rate simply measures the level of dividends and is not a complete measure of performance. Distribution rates are historical and will fluctuate.

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate.

Investments in funds involve risk. Some funds have more risk than others. These include funds that allow exposure to or otherwise concentrate investments in certain sectors, geographic regions, security types, market capitalization or foreign securities (e.g., political or economic instability, which can be accentuated in emerging market countries).

Portfolio Management Review

In the following interview, Jan C. Faller, lead portfolio manager of Scudder Strategic Income Trust, discusses market conditions and the Trust's investment strategy during the six-month period ended May 31, 2003.

Q: How did the Trust perform over the six months ended May 31, 2003?

A: On a total-return market price basis, the Trust rose 19.30% during the period. Also for the six months ended May 31, 2003, the Trust's total return on the net asset value basis was 17.56%, versus the 13.93% return of its average peer in the closed-end Lipper Flexible Income Funds category.1

1 Flexible income funds, as defined by Lipper Inc., are those that emphasize income generation by investing at least 85% of assets in debt issues and preferred and convertible securities. Common stocks and warrants cannot exceed 15%. Lipper figures represent the average of the total returns reported by all mutual funds designated by Lipper Inc. as falling into the category indicated.

Q: How would you characterize the market environment during the period?

A: At a time when central banks around the world have changed interest rates very little, both emerging-market and high-yield debt provided strong returns. In emerging markets, the biggest story - and, by far, the best performer - was Brazil. At the beginning of the period, the country elected a new president, Luiz Inacio Lula da Silva. Since then, the new government has pleasantly surprised investors with its political appointments and statements relating to economic stimulus and debt management. As a result, prices of Brazilian debt rose substantially, while other emerging markets rallied in sympathy with Brazil.

The high-yield market, meanwhile, benefited from the fact that investors saw it as an opportunity to earn higher yields than they could get from Treasury securities or investment-grade corporate bonds, albeit with greater risk. Also, an increase in popularity of these securities helped to fuel the high-yield market and suggested that investors now believed that prices of high-yield debt had been depressed to the point that it had become a good value. Moreover, as people became concerned that interest rates might rise, they did not want to be in Treasuries, because they believed Treasury prices might decline more dramatically than prices on high-yield securities. We have seen some evidence of this increase in popularity in the past several months as mutual fund companies have reported relatively large inflows into high-yield funds.

Q: What impact have your stakes in various asset classes had on the Trust's performance?

A: At the end of the period, the Trust's emerging-markets and high-yield allocations were each about 50% of assets. In the period from February through April, we sold our stake in mortgage-backed bonds, which had amounted to about 25% of assets, and shifted that investment into high-yield bonds to reach the current 50% weighting. This reallocation aided returns, since high-yield bonds rallied as investors sought out the higher yields offered by such securities. In emerging markets, Brazil made an important positive contribution to performance. We also had some exposure to Argentina. Last year, the Argentine economy was so weak that it seemed that it could only improve. In fact, we finally did begin to see some signs of stability, and our position in Argentina worked in our favor. Overall, we believe the environment for most emerging markets has been relatively positive. Two exceptions were Venezuela and Turkey. Venezuela continued to experience political turmoil and sharply reduced oil exports. Turkey refused to allow US troops to use the country as a staging area prior to the war with Iraq. This move resulted in an aid package from the International Monetary Fund that was much smaller than investors expected. However, we think both of these are isolated situations and expect them to have almost no impact on other emerging markets.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Portfolio Summary May 31, 2003

Portfolio Composition	5/31/03	11/30/02

Emerging Market Bonds	48%	44%
High-Yield Corporate Bonds	46%	30%
Cash and Equivalents	4%	3%
US Treasury Obligations	1%	3%
Convertible Bonds	1%	-
Government National Mortgage Association	-	14%
US Agency Obligations	-	5%
US Government Agency Pass-Thrus	-	1%
	100%	100%

Quality	5/31/03	11/30/02

Government and Agency	1%	23%
A	1%	-
BBB	12%	11%
BB	34%	24%
B	35%	35%
Below B	16%	6%
Not rated	1%	1%
	100%	100%

Interest Rate Sensitivity	5/31/03	11/30/02

Average Maturity	12.0 years	11.2 years
Duration	6.4 years	5.3 years

Portfolio composition, quality and interest rate sensitivity are subject to change.

For more complete details about the fund's investment portfolio, see page 10. A quarterly Fund Summary and Portfolio Holdings are available upon request.

Investment Portfolio as of May 31, 2003 (Unaudited)

	Principal Amount ($) (b)	Value ($)

Corporate Bonds 45.5%
Consumer Discretionary 14.4%
American Achieve Corp., 11.625%, 1/1/2007	85,000	91,906
American Lawyer Media, Inc., Series B, 9.75%, 12/15/2007	90,000	76,050
Ameristar Casino, Inc., 10.75%, 2/15/2009	95,000	105,450
Avondale Mills, Inc., 10.25%, 5/1/2006	120,000	121,200
Boca Resorts, Inc., 9.875%, 4/15/2009	165,000	176,550
Buffets, Inc., 11.25%, 7/15/2010	75,000	71,250
Central Garden & Pet Co., 9.125%, 2/1/2013	50,000	52,875
Charter Communications Holdings LLC:
8.25%, 4/1/2007	80,000	58,400
8.625%, 4/1/2009	100,000	72,000
Choctaw Resort Development Enterprises, 9.25%, 4/1/2009	50,000	53,625
Chumash Casino & Resort Enterprise, 9.0%, 7/15/2010	50,000	53,625
Cinemark USA, Inc.:
8.5%, 8/1/2008	50,000	51,500
9.0%, 2/1/2013	145,000	155,875
Circus & Eldorado, 10.125%, 3/1/2012	110,000	104,913
CKE Restaurants, Inc., 9.125%, 5/1/2009	65,000	61,100
CSC Holdings, Inc., 7.875%, 12/15/2007	50,000	51,375
Dex Media East LLC, 12.125%, 11/15/2012	75,000	87,750
Dex Media East LLC/Financial, 9.875%, 11/15/2009	55,000	62,150
DIMON, Inc.:
7.75%, 6/1/2013	60,000	60,450
Series B, 9.625%, 10/15/2011	195,000	214,013
EchoStar Communications Corp., 9.375%, 2/1/2009	135,000	144,619
Eldorado Resorts LLC, 10.5%, 8/15/2006	115,000	115,288
Farmers Exchange Capital, 7.2%, 7/15/2048	50,000	40,361
Finlay Fine Jewelry Corp., 8.375%, 5/1/2008	85,000	86,700
Guitar Center Management, 11.0%, 7/1/2006	90,000	92,025
Herbst Gaming, Inc.:
Series B, 10.75%, 9/1/2008	65,000	71,013
Series 144A, 10.75%, 9/1/2008	105,000	114,713
Hines Horticulture, Inc., Series B, 12.75%, 10/15/2005	115,000	121,325
HLI Operating Co., Inc., 10.5%, 6/15/2010	75,000	76,875
Insight Communications Co., Inc., Step-up Coupon, 0% to 2/15/2006, 12.25% to 2/15/2011	50,000	38,500
Interep National Radio Sales, Inc., 10.0%, 7/1/2008	130,000	105,300
International Game Technology, 8.375%, 5/15/2009	125,000	150,313
Intrawest Corp., 10.5%, 2/1/2010	60,000	64,200
Jacobs Entertainment Co., 11.875%, 2/1/2009	65,000	68,250
Jafra Cosmetics International, Inc., 10.75%, 5/15/2011	100,000	102,000
Kellwood Co., 7.625%, 10/15/2017	50,000	46,750
Kindercare Learning Centers, Inc., 9.5%, 2/15/2009	130,000	130,000
Laidlaw International, Inc., 10.75%, 6/15/2011	55,000	56,100
Levi Strauss & Co., 12.25%, 12/15/2012	80,000	66,800
MGM Mirage, Inc., 9.75%, 6/1/2007	105,000	115,631
National Vision, Inc., 12.0%, 3/30/2009	97,357	52,938
Old Evangeline Downs, 13.0%, 3/1/2010	50,000	50,625
Park Place Entertainment Corp.:
7.0%, 4/15/2013	50,000	51,625
8.875%, 9/15/2008	65,000	70,525
9.375%, 2/15/2007	75,000	81,563
Petro Stopping Centers, 10.5%, 2/1/2007	220,000	222,200
PRIMEDIA, Inc.:
8.0%, 5/15/2013	65,000	65,325
8.875%, 5/15/2011	50,000	52,250
Remington Arms Co., 10.5%, 2/1/2011	75,000	75,188
Remington Product Co.LLC, Series D, 11.0%, 5/15/2006	50,000	50,250
Renaissance Media Group, 10.0%, 4/15/2008	115,000	108,388
Rent-A-Center, Inc., 7.5%, 5/1/2010	50,000	51,125
Rent-Way, Inc., 11.875%, 6/15/2010	50,000	50,125
Restaurant Co., 11.25%, 5/15/2008	28,954	22,331
Rite Aid Corp., 6.875%, 8/15/2013	145,000	122,163
Samsonite Corp., 10.75%, 6/15/2008	210,000	210,000
Schuler Homes, Inc.:
9.375%, 7/15/2009	140,000	153,300
10.5%, 7/15/2011	50,000	56,000
Scientific Games Corp., 12.5%, 8/15/2010	50,000	57,250
Sealy Mattress Co., 9.875%, 12/15/2007	50,000	47,750
Service Corp. International, 7.7%, 4/15/2009	85,000	85,850
Sinclair Broadcast Group, Inc., 8.0%, 3/15/2012	155,000	164,107
Six Flags, Inc.:
8.875%, 2/1/2010	100,000	95,375
9.75%, 4/15/2013	60,000	60,150
Sonic Automotive, Inc., 11.0%, 8/1/2008	75,000	79,125
Tenneco Automotive, Inc., 11.625%, 10/15/2009	100,000	89,500
Transwestern Publishing, Series F, 9.625%, 11/15/2007	95,000	98,681
Turning Stone Casino Entertainment, 9.125%, 12/15/2010	50,000	52,688
Unisys Corp., 6.875%, 3/15/2010	50,000	51,500
Venetian Casino Resort LLC, 11.0%, 6/15/2010	100,000	109,375
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009	95,000	95,950
XM Satellite Radio, Inc., Step-up Coupon, 0% to 12/31/2005, 14.0% to 12/31/2009	50,000	36,125
		6,258,167
Consumer Staples 1.6%
Agrilink Foods, Inc., 11.875%, 11/1/2008	90,000	97,425
Burns, Philp & Co., Ltd., 9.75%, 7/15/2012	100,000	96,500
Elizabeth Arden, Inc., Series B, 11.75%, 2/1/2011	115,000	126,500
Michael Foods, Inc., Series B, 11.75%, 4/1/2011	50,000	56,500
Salton, Inc., 10.75%, 12/15/2005	75,000	71,250
Smithfield Foods, Inc., 7.75%, 5/15/2013	50,000	51,250
Stater Brothers Holdings, Inc., 10.75%, 8/15/2006	155,000	163,525
Swift & Co., 10.125%, 10/1/2009	50,000	49,250
		712,200
Energy 5.3%
Avista Corp., 9.75%, 6/1/2008	255,000	281,775
Citgo Petroleum Corp., 11.375%, 2/1/2011	205,000	228,575
Coastal Corp., 6.5%, 6/1/2008	60,000	50,475
Continental Resources, Inc., 10.25%, 8/1/2008	120,000	118,200
Edison Mission Energy, 7.73%, 6/15/2009	220,000	180,400
El Paso Corp., 7.375%, 12/15/2012	50,000	41,500
Frontier Escrow Corp., 8.0%, 4/15/2013	50,000	51,375
Newpark Resources, Inc., 8.625%, 12/15/2007	70,000	70,350
On Semiconductor Corp., 12.0%, 5/15/2008	65,000	63,050
Panhandle Eastern Pipe Line, 7.95%, 3/15/2023	50,000	51,125
Parker Drilling Co., Series B, 10.125%, 11/15/2009	100,000	107,250
Pemex Project Funding Master Trust, 8.625%, 2/1/2022	200,000	232,500
Pioneer Natural Resources Co.:
7.5%, 4/15/2012	105,000	119,551
9.625%, 4/1/2010	85,000	104,651
Southern Natural Gas, 8.875%, 3/15/2010	60,000	65,100
Stone Energy Corp., 8.75%, 9/15/2007	60,000	62,400
Transocean, Inc., 9.5%, 12/15/2008	60,000	78,395
Trico Marine Services, 8.875%, 5/15/2012	115,000	97,750
Westar Energy, Inc., 7.875%, 5/1/2007	60,000	66,900
Westport Resources Corp., 8.25%, 11/1/2011	155,000	168,175
Williams Holdings of Delaware, Inc., 6.5%, 12/1/2008	65,000	59,800
		2,299,297
Financials 3.4%
Ahold Finance USA, Inc., 6.25%, 5/1/2009	135,000	123,525
Americredit Corp.:
9.25%, 5/1/2009	50,000	44,000
9.875%, 4/15/2006	50,000	46,000
Avecia Group PLC, 11.0%, 7/1/2009	50,000	44,000
CBRE Escrow, Inc., 9.75%, 5/15/2010	75,000	78,000
Corrections Corp. of America:
7.5%, 5/1/2011	55,000	56,238
9.875%, 5/1/2009	55,000	60,913
Farmers Insurance Exchange, 8.625%, 5/1/2024	50,000	46,000
Global Exchange Services, LIBOR plus 9.0%, 10.286%**, 7/15/2008	80,000	76,000
LaBranche & Co., Inc., 12.0%, 3/2/2007	130,000	148,200
PCA LLC/ PCA Finance Corp., 11.875%, 8/1/2009	50,000	54,500
PEI Holdings, Inc., 11.0%, 3/15/2010	65,000	70,850
Qwest Capital Funding, Inc.:
5.875%, 8/3/2004	50,000	47,875
7.0%, 8/3/2009	50,000	42,250
7.75%, 8/15/2006	50,000	45,250
R.H. Donnelly Finance Corp., 10.875%, 12/15/2012	115,000	130,238
Tech Olympic USA, Inc., 10.375%, 7/1/2012	50,000	52,250
Thornburg Mortgage, Inc., 8.0%, 5/15/2013	105,000	104,475
Trump Holdings & Funding, 11.625%, 3/15/2010	50,000	46,000
Universal City Development, 11.75%, 4/1/2010	100,000	106,500
Xerox Credit Corp., 7.0%, 6/9/2003	50,000	50,000
		1,473,064
Health Care 1.3%
Ameripath, Inc., 10.5%, 4/1/2013	50,000	52,000
AmerisourceBergen Corp., 7.25%, 11/15/2012	50,000	54,000
HEALTHSOUTH Corp., 7.625%, 6/1/2012	60,000	40,500
HMP Equity Holdings Corp., Zero Coupon, 5/15/2008	55,000	26,125
Magellan Health Services, Inc., 9.375%, 11/15/2007*	55,000	50,738
Mariner Post-Acute Network, Inc., Series B, 10.5%, 8/1/2006	125,000	125,313
Sybron Dental Specialties, 8.125%, 6/15/2012	50,000	52,000
Tenet Healthcare Corp.:
6.375%, 12/1/2011	50,000	48,625
7.375%, 2/1/2013	65,000	66,463
Vanguard Health Systems, Inc., 9.75%, 8/1/2011	50,000	52,375
		568,139
Industrials 6.6%
Allied Waste Industries, Inc., 9.25%, 5/1/2021	50,000	53,500
Allied Waste North America, Inc.:
7.875%, 4/15/2013	50,000	50,500
9.25%, 9/1/2012	100,000	107,250
Series B, 10.0%, 8/1/2009	265,000	278,581
AutoNation, Inc., 9.0%, 8/1/2008	105,000	114,450
Buckeye Technologies, Inc., 8.25%, 12/15/2005	65,000	63,375
Collins & Aikman Floor Cover, Series B, 9.75%, 2/15/2010	50,000	51,000
Collins & Aikman Products, 10.75%, 12/31/2011	65,000	55,900
CP Ships Ltd., 10.375%, 7/15/2012	50,000	55,750
Dana Corp.:
7.0%, 3/1/2029	65,000	54,925
9.0%, 8/15/2011	50,000	52,250
10.125%, 3/15/2010	55,000	59,950
Day International Group, Inc., 11.125%, 6/1/2005	50,000	50,875
DeCrane Aircraft Holdings, Inc., Series B, 12.0%, 9/30/2008	85,000	29,750
Delta Air Lines, Inc., 7.9%, 12/15/2009	50,000	36,000
Eagle-Picher Industries, Inc., 9.375%, 3/1/2008	50,000	45,500
Evergreen International Aviation, 12.0%, 5/15/2010	50,000	48,125
Flextronics International Ltd., 6.5%, 5/15/2013	100,000	97,250
Flowserve Corp., 12.25%, 8/15/2010	50,000	57,500
Goodyear Tire & Rubber Co., 7.857%, 8/15/2011	50,000	36,000
GS Technologies, 12.25%, 10/1/2005*	100,000	5,500
Hercules, Inc., 11.125%, 11/15/2007	160,000	182,400
Hornbeck Offshore Services, Inc., 10.625%, 8/1/2008	50,000	54,250
ISP Chemco, Inc., Series B, 10.25%, 7/1/2011	75,000	82,125
Kansas City Southern:
7.5%, 6/15/2009	80,000	80,800
9.5%, 10/1/2008	50,000	53,500
Lyondell Chemicals Co., 10.5%, 6/1/2013	50,000	49,625
Meritage Corp., 9.75%, 6/1/2011	50,000	55,250
Metaldyne Corp., 11.0%, 6/15/2012	50,000	38,500
Millennium America, Inc.:
7.0%, 11/15/2006	175,000	175,000
7.625%, 11/15/2026	80,000	75,200
9.25%, 6/15/2008	100,000	108,000
Overseas Shipholding Group, 8.75%, 12/1/2013	50,000	52,750
Republic Engineered Products LLC, 10.0%, 8/16/2009*	96,000	24,000
Resolution Performance Products LLC, 13.5%, 11/15/2010	205,000	206,025
The Brickman Group LTD., 11.75%, 12/15/2009	50,000	55,625
United Rentals, Inc., Series B, 9.0%, 4/1/2009	50,000	46,750
Xerox Corp.:
5.5%, 11/15/2003	50,000	49,875
9.75%, 1/15/2009	60,000	65,550
		2,859,156
Information Technology 1.2%
Lucent Technologies, Inc., 5.5%, 11/15/2008	315,000	270,900
Riverwood International Corp., 10.875%, 4/1/2008	160,000	164,600
Titan Corp., 8.0%, 5/15/2011	60,000	61,650
		497,150
Materials 6.0%
Abitibi-Consolidated Finance, 7.875%, 8/1/2009	70,000	77,335
ARCO Chemical Co.:
9.8%, 2/1/2020	145,000	127,600
10.25%, 11/1/2010	60,000	57,900
Caraustar Industries, Inc., 9.875%, 4/1/2011	105,000	107,100
Cascades, Inc., 7.25%, 2/15/2013	65,000	67,113
Crown Cork & Seal, 8.0%, 4/15/2023	50,000	35,250
Dan River, Inc., 12.75%, 4/15/2009	50,000	50,000
Dayton Superior Corp., 13.0%, 6/15/2009	100,000	85,500
Dimac Corp., 12.5%, 10/1/2008*	600,000	6,000
Equistar Chemical/ Funding Corp., 10.625%, 5/1/2011	50,000	50,750
Equistar Chemicals LP, 8.75%, 2/15/2009	440,000	418,000
Fibermark, Inc., 10.75%, 4/15/2011	105,000	107,100
Foamex LP, 10.75%, 4/1/2009	75,000	60,000
Georgia-Pacific Corp.:
8.875%, 2/1/2010	95,000	98,800
8.875%, 5/15/2031	95,000	88,350
9.375%, 2/1/2013	205,000	217,300
7.7%, 6/15/2015	220,000	200,200
Hexcel Corp., 9.75%, 1/15/2009	50,000	48,125
Louisiana Pacific Corp., 10.875%, 11/15/2008	50,000	55,875
MMI Products, Inc., Series B, 11.25%, 4/15/2007	115,000	87,400
Owens-Brockway Glass Container, 8.25%, 5/15/2013	70,000	70,700
Pliant Corp.:
11.125%, 9/1/2009	75,000	77,250
13.0%, 6/1/2010	50,000	45,500
Sweetheart Cup Co., Inc., 12.0%, 7/15/2004	50,000	43,500
Texas Industries, Inc., 10.25%, 6/15/2011	125,000	125,000
Toll Corp.:
8.0%, 5/1/2009	50,000	52,875
8.25%, 2/1/2011	55,000	59,400
United States Steel LLC, 9.75%, 5/15/2010	50,000	49,500
US Can Corp., Series B, 12.375%, 10/1/2010	60,000	42,000
		2,611,423
Telecommunication Services 3.8%
Alamosa Holdings, Inc., Step-up Coupon, 0% to 2/15/2005, 12.875% to 2/15/2010	50,000	26,750
American Tower Corp., 9.375%, 2/1/2009	90,000	88,650
American Tower Escrow, Zero Coupon, 8/1/2008	60,000	37,500
Avaya, Inc., 11.125%, 4/1/2009	70,000	76,300
Century Communications Corp., 8.375%, 11/15/2017*	50,000	24,750
Crown Castle International Corp.:
9.375%, 8/1/2011	50,000	50,000
10.625%, 11/15/2007	80,000	84,600
Level 3 Communications, Inc., 11.0%, 3/15/2008	50,000	43,500
Millicom International Cellular SA, 2.0%, 6/1/2006	945	2,044
Nextel Communications, Inc.:
9.375%, 11/15/2009	50,000	53,625
9.5%, 2/1/2011	145,000	158,050
Nextel Partners, Inc.:
11.0%, 3/15/2010	50,000	53,750
Step-up Coupon, 0% to 2/1/2004, 14.0% to 2/1/2009	50,000	50,625
Nortel Networks Corp., 7.4%, 6/15/2006	75,000	73,500
Qwest Corp., 5.625%, 11/15/2008	100,000	96,500
Qwest Services Corp.:
13.5%, 12/15/2010	150,000	170,625
14.0%, 12/15/2014	70,000	81,375
Shaw Communications, Inc., 8.25%, 4/11/2010	65,000	70,525
Sprint Capital Corp., 8.375%, 3/15/2012	115,000	134,254
Triton PCS, Inc., 8.5%, 6/1/2013	50,000	50,000
US West Communication, Inc., 7.25%, 9/15/2025	245,000	221,113
		1,648,036
Utilities 1.9%
AES Corp., 9.0%, 5/15/2015	50,000	51,000
Calpine Corp., 8.5%, 2/15/2011	165,000	112,200
CMS Energy Corp.:
7.5%, 1/15/2009	215,000	202,100
8.5%, 4/15/2011	155,000	150,738
El Paso Production Holding Corp., 7.75%, 6/1/2013	85,000	84,363
TNP Enterprises, Inc., Series B, 10.25%, 4/1/2010	80,000	76,400
Western Resources, Inc., 9.75%, 5/1/2007	115,000	126,213
		803,014
Total Corporate Bonds (Cost $19,542,314)		19,729,646

Foreign Bonds - US$ Denominated 63.9%
Antenna TV SA, 9.0%, 8/1/2007	50,000	45,000
Bluewater Finance Ltd.:
10.25%, 2/15/2012	100,000	101,000
British Sky Broadcasting PLC:
6.875%, 2/23/2009	110,000	121,000
8.2%, 7/15/2009	55,000	64,213
Central European Media Enterprises Ltd., 9.375%, 8/15/2004	85,000	85,425
Corp Durango SA, 13.75%, 7/15/2009*	50,000	26,500
Crown Euro Holdings SA, 10.875%, 3/1/2013	70,000	73,850
Euramax International PLC, 11.25%, 10/1/2006	85,000	87,550
Fage Dairy Industry SA, 9.0%, 2/1/2007	50,000	48,750
Federative Republic of Brazil:
8.0%, 4/15/2014	757,317	674,012
10.125%, 5/15/2027	400,000	353,600
11.0%, 1/11/2012	100,000	99,000
11.0%, 8/17/2040	700,000	649,250
Floating Rate Bond, LIBOR plus .875%, 2.188%**, 4/15/2009	705,886	584,120
Series L, LIBOR plus .875%, 2.188%**, 4/15/2012	1,400,000	1,029,000
Government of Ukraine, 11.0%, 3/15/2007	298,666	333,311
Grupo Elektra SA de CV, 12.0%, 4/1/2008	55,000	54,450
Innova S de R.L., 12.875%, 4/1/2007	105,000	106,050
Ivory Coast, Step-up Coupon, 2.0% to 3/31/2005, 4.0% to 3/29/2018*	1,060,000	196,100
LeGrand SA, 8.5%, 2/15/2025	50,000	49,500
Luscar Coal Ltd., 9.75%, 10/15/2011	50,000	56,000
Millicom International Cellular, 11.0%, 6/1/2006	39,000	36,660
Ministry Finance Russia, Series V, 3.0%, 5/14/2008	400,000	368,000
Norske Skog Canada, 8.625%, 6/15/2011	50,000	51,250
Nortel Networks Corp., 6.125%, 2/15/2006	140,000	135,800
OAO Gazprom, 9.625%, 3/1/2013	95,000	107,588
Ocean Rig Norway AS, 10.25%, 6/1/2008	50,000	41,500
Petronas Capital Ltd.:
7.0%, 5/22/2012	200,000	231,910
7.875%, 5/22/2022	200,000	238,104
Series 144A, 7.875%, 5/22/2022	600,000	714,311
Republic of Argentina:
9.75%, 9/19/2027*	1,110,000	321,900
11.375%, 3/15/2010*	640,000	185,600
11.75%, 4/7/2009*	1,845,000	553,500
11.75%, 6/15/2015*	660,000	198,000
12.375%, 2/21/2012*	100,000	31,000
Zero Coupon, 3/15/2010*	350,000	101,500
Series BGL4, 11.0%, 10/9/2006*	250,000	75,000
Series BGL5, 11.375%, 1/30/2017*	260,000	79,950
Republic of Bulgaria, 8.25%, 1/15/2015	1,960,000	2,324,560
Republic of Colombia:
7.625%, 2/15/2007	370,000	389,425
8.625%, 4/1/2008	200,000	217,000
9.75%, 4/9/2011	434,082	489,645
10.5%, 7/9/2010	300,000	342,750
Republic of El Salvador:
8.25%, 4/10/2032	230,000	230,000
Series 144A, 8.25%, 4/10/2032	500,000	500,000
Republic of Panama, 8.875%, 9/30/2027	400,000	432,000
Republic of Philippines:
8.375%, 3/12/2009	200,000	213,000
9.5%, 10/21/2024	400,000	454,500
9.875%, 1/15/2019	300,000	329,250
Republic of Turkey:
11.0%, 1/14/2013	700,000	719,950
11.5%, 1/23/2012	50,000	52,625
11.875%, 1/15/2030	790,000	842,338
Republic of Venezuela:
9.25%, 9/15/2027	1,560,000	1,115,400
Series DL, Floating Rate Debt Conversion Bond, LIBOR plus .875%, 2.313%**, 12/18/2007	1,190,476	962,054
Rhodia SA, 8.875%, 6/1/2011	50,000	50,250
Royal Caribbean Cruises Ltd., 7.25%, 3/15/2018	55,000	47,300
Russian Federation:
11.0%, 7/24/2018	100,000	143,875
Step-up Coupon, 5.0% to 3/31/2007, 7.5% to 3/31/2030	2,140,000	2,097,200
Russian Ministry of Finance, Series VI, 3.0%, 5/14/2006	1,350,000	1,316,250
Stagecoach Holdings PLC, 8.625%, 11/15/2009	75,000	78,938
State of Qatar, 9.75%, 6/15/2030	400,000	573,000
Stena AB, 9.625%, 12/1/2012	95,000	103,194
Stone Container Corp., 11.5%, 8/15/2006	70,000	74,550
Telus Corp., 8.0%, 6/1/2011	110,000	126,087
Tembec Industries, Inc., 8.625%, 6/30/2009	85,000	84,150
TFM SA de CV:
10.25%, 6/15/2007	65,000	65,000
11.75%, 6/15/2009	155,000	156,550
12.5%, 6/15/2012	50,000	53,750
Tyco International Group SA:
5.8%, 8/1/2006	90,000	90,900
6.125%, 11/1/2008	585,000	592,313
6.125%, 1/15/2009	155,000	156,938
6.375%, 10/15/2011	50,000	50,125
6.75%, 2/15/2011	60,000	61,350
United Mexican States:
4.625%, 10/8/2008	300,000	308,700
6.375%, 1/16/2013	290,000	312,040
8.125%, 12/30/2019	1,450,000	1,685,625
9.875%, 2/1/2010	530,000	686,350
Series A, Value Recovery Rights*	2,500,000	10,500
Series XW, 10.375%, 2/17/2009	320,000	417,600
Vicap SA, 11.375%, 5/15/2007	200,000	177,000
Vivendi Universal SA, 9.25%, 4/15/2010	175,000	198,844
Yell Finance BV, Step-up Coupon, 0% to 8/1/2006, 13.5% to 8/1/2011	50,000	40,375
Total Foreign Bonds - US$ Denominated (Cost $25,364,880)		27,682,505

Foreign Bonds - Non US$ Denominated 6.4%
Banque Cent de Tunisie, 6.25%, 2/20/2013 EUR	570,000	714,953
Ivory Coast, LIBOR plus .8125%, 2.0%, 3/29/2018* EUR	579,306	127,927
Pemex Project Funding Master Trust, 6.625%, 4/4/2010 EUR	160,000	199,464
Prosieben Media AG, 11.25%, 7/31/2009 EUR	50,000	56,532
Republic of Argentina:
Series FEB, 8.0%, 2/26/2008* EUR	250,000	86,123
9.0%, 5/24/2005* EUR	50,000	17,845
EURIBOR plus 5.1%, 7.628%, 12/22/2004* EUR	400,000	134,713
Romania:
8.5%, 5/8/2012 EUR	687,000	936,549
10.625%, 6/27/2008 EUR	100,000	143,685
Ukraine Government, 10.0%, 3/15/2007 EUR	283,735	360,902
Total Foreign Bonds - Non US$ Denominated (Cost $2,420,354)		2,778,693

Convertible Bonds 0.8%
Aether Systems, 6.0%, 3/22/2005	50,000	46,875
DIMON, Inc., 6.25%, 3/31/2007	50,000	46,500
Infineon Techonologies AG, Series IFX, 4.25%, 2/6/2007	50,000	50,131
Nortel Networks Corp., 4.25%, 9/1/2008	55,000	47,410
Parker Drilling Co., 5.5%, 8/1/2004	120,000	115,200
Royal Numico NV, 1.5%, 9/22/2004	50,000	59,771
Total Convertible Bonds (Cost $355,800)		365,887

US Treasury Obligations 1.5%
US Treasury Bond:
5.375%, 2/15/2031	75,000	87,141
10.75%, 8/15/2005	440,000	529,495
US Treasury STRIPS, Principal Only, 3.719%***, 5/15/2013	75,000	51,969
Total US Treasury Obligations (Cost $667,883)		668,605

	Shares	Value ($)

Common Stocks 0.0%
National Vision, Inc.* (Cost $32,544)	9,040	3,616

Warrants 0.0%
American Tower Corp.*	60	6,750
Empire Gas Corp.*	359	0
Republic Technologies International LLC*	510	5
UIH Australia Pacific, Inc.*	280	0
Total Warrants (Cost $3,621)		6,755

Preferred Stocks 0.2%
Paxson Communications Corp.	5	47,375
Sinclair Capital	165	17,160
Total Preferred Stocks (Cost $64,763)		64,535

Convertible Preferred Stocks 0.1%
Hercules Trust II (Cost $30,700)	50	32,456

Cash Equivalents 5.3%
Scudder Cash Management QP Trust, 1.32% (c) (Cost $2,283,515)	2,283,515	2,283,515

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $50,766,374) (a)	123.7	53,616,213
Notes payable	(24.8)	(10,750,000)
Other Assets and Liabilities, Net	1.1	472,543
Net Assets	100.0	43,338,756

* Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.
** These securities are shown at their current rate as of May 31, 2003.
*** Bond equivalent yield to maturity; not a coupon rate.
(a) The cost for federal income tax purposes was $50,803,487. At May 31, 2003, net unrealized appreciation for all securities based on tax cost was $2,812,726. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,800,818 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $988,092.
(b) Principal amount stated in US dollars unless otherwise noted.
(c) Scudder Cash Management QP Trust is also managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
Currency Abbreviations
EUR	Euro

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of May 31, 2003 (Unaudited)
Assets
Investments in unaffiliated securities, at value (cost $48,482,859)	$ 51,332,698
Investment in Scudder Cash Management QP Trust, at value (cost $2,283,515)	2,283,515
Cash	9,560
Receivable for investments sold	600,385
Dividends receivable	479
Interest receivable	1,003,135
Unrealized appreciation on forward currency exchange contracts	69,481
Total assets	55,299,253
Liabilities
Notes payable	10,750,000
Payable for investments purchased	859,849
Interest payable on notes	10,356
Unrealized depreciation on forward currency exchange contracts	264,334
Accrued management fee	30,948
Other accrued expenses and payables	45,010
Total liabilities	11,960,497
Net assets, at value	$ 43,338,756
Net Assets
Net assets consist of: Accumulated distributions in excess of net investment income	(104,546)
Net unrealized appreciation (depreciation) on: Investments	2,849,839
Foreign currency related transactions	(192,654)
Accumulated net realized gain (loss)	(6,970,680)
Paid-in capital	47,756,797
Net assets, at value	$ 43,338,756
Net Asset Value
Net asset value per share ($43,338,756 / 3,481,751 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 12.45

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended May 31, 2003 (Unaudited)
Investment Income
Interest	$ 2,223,536
Interest - Scudder Cash Management QP Trust	12,057
Dividends	1,784
Total Income	2,237,377
Expenses: Management fee	170,306
Services to shareholders	5,057
Custodian fees	14,624
Auditing	20,565
Legal	1,046
Trustees' fees and expenses	5,256
Reports to shareholders	20,567
Interest expense	104,813
Other	32,480
Total expenses, before expense reductions	374,714
Expense reductions	(668)
Total expenses, after expense reductions	374,046
Net investment income	1,863,331
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	2,767,955
Foreign currency related transactions	(167,471)
2,600,484
Net unrealized appreciation (depreciation) during the period on: Investments	2,310,593
Foreign currency related transactions	(206,462)
2,104,131
Net gain (loss) on investment transactions	4,704,615
Net increase (decrease) in net assets resulting from operations	$ 6,567,946

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended May 31, 2003 (Unaudited)	Year Ended November 30, 2002
Operations: Net investment income	$ 1,863,331	$ 3,736,213
Net realized gain (loss) on investment transactions	2,600,484	(2,783,755)
Net unrealized appreciation (depreciation) on investment transactions during the period	2,104,131	761,447
Net increase (decrease) in net assets resulting from operations	6,567,946	1,713,905
Distributions to shareholders from: Net investment income	(1,879,705)	(3,965,889)
Fund share transactions: Reinvestment of distributions	15,784	47,529
Net increase (decrease) in net assets from Fund share transactions	15,784	47,529
Increase (decrease) in net assets	4,704,025	(2,204,455)
Net assets at beginning of period	38,634,731	40,839,186
Net assets at end of period (including accumulated distributions in excess of net investment income of $104,546 and $88,172, respectively)	$ 43,338,756	$ 38,634,731
Other Information
Shares outstanding at beginning of period	3,480,351	3,476,354
Shares issued to shareholders in reinvestment of distributions	1,400	3,997
Net increase in Fund shares	1,400	3,997
Shares outstanding at end of period	3,481,751	3,480,351

The accompanying notes are an integral part of the financial statements.

Statement of Cash Flows for the six months ended May 31, 2003 (Unaudited)
Cash Flows from Operating Activities:
Investment income received	$ 1,752,307
Payment of interest expense	(146,212)
Payment of operating expenses	(327,299)
Proceeds from sales and maturities of investments	60,611,358
Purchases of investments	(61,449,792)
Net purchases, sales and maturities of short term investments	(1,118,881)
Cash used by operating activities	$ (678,519)
Cash Flows from Financing Activities:
Net increase (decrease) in reverse repurchase agreements	$ (8,208,000)
Net increase (decrease) in notes payable	10,750,000
Distributions paid (net of reinvestment of distributions)	(2,177,153)
Cash provided by financing activities	364,847
Increase (decrease) in cash	(313,672)
Cash at beginning of period	323,232
Cash at end of period	$ 9,560
Reconciliation of Net (Increase) Decrease in Net Assets from Operations to Cash used by Operating Activities:
Net (increase) decrease in net assets resulting from operations	$ 6,567,946
Net (increase) decrease in cost of investments	(5,707,312)
Net increase (decrease) in unrealized appreciation (depreciation) on investments	(2,310,593)
(Increase) decrease in dividends and interest receivable	(220,270)
(Increase) decrease in receivable for investments sold	815,399
Increase (decrease) in payable for investments purchased	67,500
Increase (decrease) in appreciation (depreciation) on forward currency contracts	208,276
Increase (decrease) in other accrued expenses and payables	(58,066)
Increase (decrease) in interest payable on notes	(41,399)
Cash used by operating activities	$ (678,519)
Non-Cash Financing Activities
Reinvestment of distributions	$ 15,784

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Years Ended November 30,	2003[a]	2002[b]	2001	2000	1999	1998
Selected Per Share Data
Net asset value, beginning of period	$ 11.10	$ 11.75	$ 11.97	$ 12.88	$ 13.68	$ 15.39
Income (loss) from investment operations:
Net investment income	.54[c]	1.07[c]	1.23[c]	1.59[c]	1.69[c]	1.77
Net realized and unrealized gain (loss) on investment transactions	1.35	(.58)	(.01)	(.80)	(.69)	(1.68)
Total from investment operations	1.89	.49	1.22	.79	1.00	.09
Less distributions from: Net investment income	(.54)	(1.14)	(1.24)	(1.70)	(1.80)	(1.80)
Tax return of capital	-	-	(.20)	-	-	-
Total distributions	(.54)	(1.14)	(1.44)	(1.70)	(1.80)	(1.80)
Net asset value, end of period	$ 12.45	$ 11.10	$ 11.75	$ 11.97	$ 12.88	$ 13.68
Market value, end of period	$ 12.35	$ 10.85	$ 12.09	$ 12.44	$ 14.19	$ 16.94
Total Return
Based on net asset value (%)[d]	17.56**	4.49	9.89	5.55	6.03	.48
Based on market value (%)[d]	19.30**	(.74)	8.73	(.35)	(5.67)	(5.28)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	43	39	41	42	45	47
Ratio of expenses before expense reductions (%)	1.87*	1.74	2.80	3.22	3.21	3.94
Ratio of expenses after expense reductions (%)	1.87*	1.74	2.79	3.21	3.21	3.94
Ratio of expenses excluding interest expense (%)	1.34*	1.32	1.40	1.28	1.40	1.20
Ratio of net investment income (%)	9.30*	9.40	10.23	12.52	12.94	12.05
Portfolio turnover rate (%)	251*	184	19	8	19	13

[a] For the six months ended May 31, 2003 (Unaudited).
[b] As required, effective December 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. In addition, paydowns on mortgage-backed securities which were included in realized gain (loss) on investment transactions are now included as interest income. The effect of these changes for the year ended November 31, 2002 was to decrease net investment income per share by $.02, increase net realized and unrealized gain (loss) per share by $.02, and decrease the ratio of net investment income to average net assets from 9.58% to 9.40%. Per share data and ratios for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.
[c] Based on average shares outstanding during the period.
[d] Total return based on net asset value reflects changes in the Fund's net asset value during the period. Total return based on market value reflects changes in market value. Each figure includes reinvestment of dividends. These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund's shares trade during the period.
* Annualized ** Not annualized

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

Scudder Strategic Income Trust (the ``Fund'') is registered under the Investment Company Act of 1940, as amended (the ``1940 Act''), as a closed-end, diversified management investment company organized as a Massachusetts business trust.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Debt securities are valued by independent pricing services approved by the Trustees of the Fund. If the pricing services are unable to provide valuations, the securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Equity securities are valued at the most recent sale price reported on the exchange (US or foreign) or over-the-counter market on which the security is traded most extensively. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investment companies and Scudder Cash Management QP Trust are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

Foreign Currency Translations. The books and records of the Fund are maintained in US dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into US dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into US dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the US dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gains and losses on investment securities.

Reverse Repurchase Agreements. Prior to January 10, 2003, the Fund borrowed through the use of reverse repurchase agreements whereby the Fund agrees to sell and simultaneously agrees to repurchase certain securities at a mutually agreed date and price. At the time the Fund enters into a reverse repurchase agreement, it is required to pledge securities subject to repurchase. The sale of these securities is not recorded and the Fund agrees to later repay the amount borrowed plus interest. Should the securities' value decline below the repurchase price, the Fund may be obligated to pledge additional collateral to the lender in the form of cash or securities. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities subject to reverse repurchase agreements may decline below the amount the Fund is obligated to pay to repurchase these securities. The risk in borrowing, as with any extension of credit, consists of the possible delay in the recovery of securities or possible loss of rights in the collateral should the counterparty fail financially. Additionally, there is the risk that the expense associated with the transaction may be greater than the income earned from the investment of the proceeds of the transaction. Effective January 10, 2003 the Fund entered into a loan agreement with a Bank not to exceed $13,000,000 and no longer participates in the $1.3 billion revolving credit facility. This lending arrangement will be used by the Fund for leverage funding replacing the Fund's use of Reverse Repurchase Agreements.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Fund may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. Sales and purchases of forward currency contracts having the same settlement date and broker are offset and any gain (loss) is realized on the date of offset; otherwise, gain (loss) is realized on settlement date. Realized and unrealized gains and losses which represent the difference between the value of a forward currency contract to buy and a forward contract to sell are included in net realized and unrealized gain (loss) from foreign currency related transactions.

Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

At November 30, 2002 the Fund had a net tax basis capital loss carryforward of approximately $8,785,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until November 30, 2003 ($5,154,000), November 30, 2006 ($630,000), November 30, 2008 ($173,000), November 30, 2009 ($443,000) and November 30, 2010 ($2,385,000), the respective expiration dates, whichever occurs first.

In addition, from November 1, 2002 through November 30, 2002, the Fund incurred approximately $708,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ended November 30, 2003.

Distribution of Income and Gains. All of the net investment income of the Fund is declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss and premium amortization on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

At November 30, 2002, the Fund's components of distributable earnings (accumulated losses) on a tax-basis were as follows:

Undistributed ordinary income*	$ 250,939
Undistributed net long-term capital gains	$ -
Capital loss carryforwards	$ (8,785,000)
Net unrealized appreciation (depreciation) on investments	$ 460,487

In addition, during the year ended November 30, 2002 the tax character of distributions paid to shareholders by the Fund is summarized below:

Distributions from ordinary income*	$ 3,965,889

* For tax purposes short-term capital gains distributions are considered ordinary income distributions.

The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities bought in default.

Statement of Cash Flows. Information of financial transactions which have been settled through the receipt and disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows represents the cash position in its custodian bank at May 31, 2003. Significant non-cash activity from market discount accretion has been excluded from the Statement of Cash Flows.

B. Purchases and Sales of Securities

During the six months ended May 31, 2003, purchases and sales of investment securities (excluding short-term investments and US Treasury obligations) aggregated $57,251,546 and $54,937,418, respectively. Purchases and sales of US Treasury obligations aggregated $4,267,289 and $5,026,013, respectively.

C. Related Parties

Management Agreement. Under the Management Agreement with Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The management fee payable under the Management Agreement is equal to 1/12 of the annual rate of 0.85% of average weekly net assets. Deutsche Asset Management Investment Services Limited ("DeAMIS"), an affiliate of the Advisor, serves as sub-advisor to the Fund with respect to a portion of the Fund's portfolio that is allocated to it by the Advisor for management. The Advisor compensates DeAMIS out of the management fee it receives from the Fund.

Service Provider Fees. Scudder Investments Service Company ("SISC"), an affiliate of the Advisor, is the transfer, dividend-paying and shareholder service agent for the Fund. Effective January 15, 2003, pursuant to a sub-transfer agency agreement between SISC and DST Systems, Inc. ("DST"), SISC has delegated certain transfer agent and dividend paying agent functions to DST. SISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended May 31, 2003, the amount charged to the Fund by SISC aggregated $5,057, of which $4,295 is unpaid at May 31, 2003.

Trustees' Fees and Expenses. The Fund pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

Scudder Cash Management QP Trust. Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in the Scudder Cash Management QP Trust (the ``QP Trust'') and other affiliated funds managed by the Advisor. The QP Trust seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The QP Trust does not pay the Advisor a management fee for the affiliated funds' investments in the QP Trust.

D. Expense Off-Set Arrangements

The Fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the six months ended May 31, 2003, the Fund's custodian and transfer agent fees were reduced by $668 under these arrangements.

E. Forward Foreign Currency Exchange Contracts

As of May 31, 2003, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Net Unrealized Appreciation
USD	58,668	EUR	53,578	6/13/2003	$ 4,415
USD	479,451	EUR	420,000	7/31/2003	14,360
USD	415,744	EUR	363,000	7/31/2003	11,049
USD	186,469	EUR	163,000	7/31/2003	5,177
ZAR	4,000,000	USD	517,130	8/14/2003	34,283
ZAR	80,000	USD	9,854	8/14/2003	197
Total Appreciation					$ 69,481

Contracts to Deliver		In Exchange For		Settlement Date	Net Unrealized Depreciation
EUR	52,156	USD	57,235	6/13/2003	(4,174)
EUR	80,000	USD	87,520	7/31/2003	(6,539)
EUR	2,725,000	USD	2,981,150	7/31/2003	(222,740)
EUR	60,000	USD	66,921	7/31/2003	(3,623)
EUR	53,797	USD	61,059	6/13/2003	(2,281)
EUR	42,684	USD	49,014	6/13/2003	(1,242)
EUR	8,621	USD	9,967	6/27/2003	(180)
EUR	600,000	USD	699,300	7/31/2003	(6,144)
EUR	139,000	USD	162,264	7/31/2003	(1,163)
EUR	50,957	USD	59,916	6/27/2003	(57)
USD	711,180	EUR	600,000	7/31/2003	(5,736)
USD	502,959	ZAR	4,080,000	8/14/2003	(10,455)
Total Depreciation					$ (264,334)

Currency Abbreviations
EUR	Euro	USD	US Dollar
ZAR	South African Rand

F. Investing in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in the United States of America. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements and their prices more volatile than those of comparable securities in the United States of America.

G. Investing in High Yield Securities

Investing in high yield securities may involve greater risks and considerations not typically associated with investing in US Government bonds and other high quality fixed-income securities. These securities are non-investment grade securities, often referred to as "junk bonds". Economic downturns may disrupt the high yield market and impaired the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value such obligations. Moreover, high yield securities may be less liquid due to extent that there is no established retail secondary market and because of a decline in the value of such securities.

H. Line of Credit

Prior to January 10, 2003, the Fund and several other affiliated funds (the ``Participants'') shared in a $1.3 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. Effective January 10, 2003 the Fund entered into a loan agreement with a Bank not to exceed $13,000,000 and is no longer a participant in the $1.3 billion revolving credit facility.

I. Borrowings

The notes payable represents a secured loan of $10,750,000 from State Street Bank and Trust Company at May 31, 2003. The note bears interest at the 90-day LIBOR rate plus 0.75% plus dealer fees (2.04% at May 31, 2003) which is payable at maturity. The loan amounts and rates are reset periodically under a revolving credit agreement obtained by the Fund in an amount not to exceed $13,000,000 at any one time and which is renewable annually until January 10, 2004.

The weighted average outstanding daily balance of all loans (based on the number of days the loans were outstanding) during the six months ended May 31, 2003 was $10,750,000 with a weighted average interest rate of 2.10%.

Shareholder Meeting Results

A Special Meeting of Shareholders of Scudder Strategic Income Trust (the "fund") was held on May 29, 2003, at the office of Deutsche Investment Management Americas Inc., Two International Place, Boston, Massachusetts. At the meeting, the following matters were voted upon by the shareholders:

1. To elect eleven Trustees to the Board of Trustees of the fund.

	Number of Votes:
	For	Withheld
John W. Ballantine	2,952,018	35,059
Lewis A. Burnham	2,952,018	35,059
Donald L. Dunaway	2,952,018	35,059
James R. Edgar	2,952,018	35,059
Paul K. Freeman	2,952,018	35,059
Richard T. Hale	2,952,018	35,059
Robert B. Hoffman	2,952,018	35,059
Shirley D. Peterson	2,952,018	35,059
Fred B. Renwick	2,952,018	35,059
William P. Sommers	2,952,018	35,059
John G. Weithers	2,952,018	35,059

2. To ratify the selection of Ernst & Young LLP as the independent auditors for the fund for the current fiscal year.

Affirmative	Against	Abstain
2,953,136	19,266	14,675

Dividend Reinvestment Plan

A. Participation

We invite you to review the description of the Dividend Reinvestment Plan (the ``Plan'') which is available to you as a shareholder of Scudder Strategic Income Trust (the ``Fund''). If you wish to participate and your shares are held in your own name, simply contact Scudder Investments Service Company, whose address and phone number are provided in Paragraph E for the appropriate form. If your shares are held in the name of a brokerage firm, bank, or other nominee, you must instruct that nominee to re-register your shares in your name so that you may participate in the Plan, unless your nominee has made the Plan available on shares held by them. Shareholders who so elect will be deemed to have appointed UMB Bank, N.A. ("United Missouri Bank" or "UMB") as their agent and as agent for the Fund under the Plan.

B. Dividend Investment Account

The Fund's transfer agent and dividend disbursing agent or its delegate (the ``Transfer Agent'') will establish a Dividend Investment Account (the ``Account'') for each shareholder participating in the Plan. The Transfer Agent will credit to the Account of each participant funds it receives from the following sources: (a) cash dividends and capital gains distributions paid on shares of beneficial interest (the ``Shares'') of the Fund registered in the participant's name on the books of the Fund; and (b) cash dividends and capital gains distributions paid on Shares registered in the name of the Transfer Agent but credited to the participant's Account. Sources described in clauses (a) and (b) of the preceding sentence are hereinafter called ``Distributions.''

C. Investment of Distribution Funds held in each account

If on the record date for a Distribution (the ``Record Date''), Shares are trading at a discount from net asset value per Share (according to the evaluation most recently made on Shares of the Fund), funds credited to a participant's Account will be used to purchase Shares (the ``Purchase''). UMB will attempt, commencing five days prior to the Payment Date and ending at the close of business on the Payment Date (``Payment Date'' as used herein shall mean the last business day of the month in which such Record Date occurs), to acquire Shares in the open market. If and to the extent that UMB is unable to acquire sufficient Shares to satisfy the Distribution by the close of business on the Payment Date, the Fund will issue to UMB Shares valued at net asset value per Share (according to the evaluation most recently made on Shares of the Fund) in the aggregate amount of the remaining value of the Distribution. If, on the Record Date, Shares are trading at a premium over net asset value per Share, the Fund will issue on the Payment Date, Shares valued at net asset value per Share on the Record Date to the Transfer Agent in the aggregate amount of the funds credited to the participants' accounts.

D. Voluntary Cash Contributions

A participant may from time to time make voluntary cash contributions to his Account by sending to Transfer Agent a check or money order, payable to Transfer Agent, in a minimum amount of $100 with appropriate accompanying instructions. (No more than $500 may be contributed per month.) Transfer Agent will inform UMB of the total funds available for the purchase of Shares and UMB will use the funds to purchase additional Shares for the participant's Account the earlier of: (a) when it next purchases Shares as a result of a Distribution or (b) on or shortly after the first day of each month and in no event more than 30 days after such date except when temporary curtailment or suspension of purchases is necessary to comply with applicable provisions of federal securities laws. Cash contributions received more than fifteen calendar days or less than five calendar days prior to a Payment Date will be returned uninvested. Interest will not be paid on any uninvested cash contributions. Participants making voluntary cash investments will be charged a $.75 service fee for each such investment and will be responsible for their pro rata share of brokerage commissions.

E. Additional Information

Address all notices, correspondence, questions, or other communication regarding the Plan, or if you would like a copy of the Plan, to:

Scudder Investments Service Company
P.O. Box 219066
Kansas City, Missouri 64121-9066
1-800-294-4366

F. Adjustment of Purchase Price

The Fund will increase the price at which Shares may be issued under the Plan to 95% of the fair market value of the shares on the Record Date if the net asset value per Share of the Shares on the Record Date is less than 95% of the fair market value of the Shares on the Record Date.

G. Determination of Purchase Price

The cost of Shares and fractional Shares acquired for each participant's Account in connection with a Purchase shall be determined by the average cost per Share, including brokerage commissions as described in Paragraph G hereof, of the Shares acquired by UMB in connection with that Purchase. Shareholders will receive a confirmation showing the average cost and number of Shares acquired as soon as practicable after the Transfer Agent has received or UMB has purchased Shares. The Transfer Agent may mingle the cash in a participant's account with similar funds of other participants of the Fund for whom UMB acts as agent under the Plan.

H. Brokerage Charges

There will be no brokerage charges with respect to Shares issued directly by the Fund as a result of Distributions. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to UMB's open market purchases in connection with the reinvestment of Distributions. Brokerage charges for purchasing small amounts of Shares for individual Accounts through the Plan can be expected to be less than the usual brokerage charges for such transactions, as UMB will be purchasing Shares for all participants in blocks and prorating the lower commission thus attainable.

I. Service Charges

There is no service charge by the Transfer Agent or UMB to shareholders who participate in the Plan other than service charges specified in Paragraphs D and M hereof. However, the Fund reserves the right to amend the Plan in the future to include a service charge.

J. Transfer of Shares Held by Agent

The Transfer Agent will maintain the participant's Account, hold the additional Shares acquired through the Plan in safekeeping and furnish the participant with written confirmation of all transactions in the Account. Shares in the Account are transferable upon proper written instructions to the Transfer Agent. Upon request to the Transfer Agent, a certificate for any or all full Shares in a participant's Account will be sent to the participant.

K. Shares Not Held in Shareholder's Name

Beneficial owners of Shares which are held in the name of a broker or nominee will not be automatically included in the Plan and will receive all distributions in cash. Such shareholders should contact the broker or nominee in whose name their Shares are held to determine whether and how they may participate in the Plan.

L. Amendments

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan, including provisions with respect to any Distribution paid, subsequent to notice thereof sent to participants in the Plan at least ninety days before the record date for such Distribution, except when such amendment is necessary or appropriate to comply with applicable law or the rules or policies of the Securities and Exchange Commission or any other regulatory authority, in which case such amendment shall be effective as soon as practicable. The amendment shall be deemed to be accepted by each participant unless, prior to the effective date thereof, the Transfer Agent receives notice of the termination of such participant's account under the Plan in accordance with the terms hereof. The Plan may be terminated by the Fund.

M. Withdrawal from Plan

Shareholders may withdraw from the Plan at any time by giving the Transfer Agent a written notice. If the proceeds are $100,000 or less and the proceeds are to be payable to the shareholder of record and mailed to the address of record, a signature guarantee normally will not be required for notices by individual account owners (including joint account owners), otherwise a signature guarantee will be required. In addition, if the certificate is to be sent to anyone other than the registered owner(s) at the address of record, a signature guarantee will be required on the notice. A notice of withdrawal will be effective for the next Distribution following receipt of the notice by the Transfer Agent provided the notice is received by the Transfer Agent at least ten days prior to the Record Date for the Distribution. When a participant withdraws from the Plan, or when the Plan is terminated in accordance with Paragraph L hereof, the participant will receive a certificate for full Shares in the Account, plus a check for any fractional Shares based on market price; or if a Participant so desires, the Transfer Agent will notify UMB to sell his Shares in the Plan and send the proceeds to the participant, less brokerage commissions and a $2.50 service fee.

N. Tax Implications

Shareholders will receive tax information annually for personal records and to assist in preparation of their Federal income tax returns. If Shares are purchased at a discount, the amount of the discount is considered taxable income and is added to the cost basis of the purchased shares.

Additional Information

Automated Information Lines	Scudder Closed-End Fund Info Line (800) 349-4281
Web Site	www.scudder.com or visit our Direct Link: CEF.Scudder.com (Do not use www.) Obtain monthly fact sheets, financial reports, press releases and webcasts when available.
Written correspondence	Deutsche Investment Management Americas Inc. 222 South Riverside Chicago, IL 60606
Legal Counsel	Vedder, Price, Kaufman & Kammholz 222 North LaSalle Street Chicago, IL 60601
Dividend Reinvestment Plan Agent	UMB Bank P.O. Box 410064 Kansas City, MO 64141-0064
Shareholder Service Agent	Scudder Investments Service Company P.O. Box 219066 Kansas City, MO 64121-9066 (800) 294-4366
Custodian and Transfer Agent	State Street Bank and Trust Company 225 Franklin Street Boston, MA 02110
Independent Auditors	Ernst & Young LLP 200 Clarendon Street Boston, MA 02116
NYSE Symbol	KST
CUSIP Number	81123W-101

Privacy Statment

This privacy statement is issued by Scudder Distributors, Inc., Scudder Financial Services, Inc., Scudder Investor Services, Inc., Scudder Trust Company and the Scudder Funds.

We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information.

We never sell customer lists or individual client information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our Web sites, and through transactions with us or our affiliates. To be able to serve our clients, information is shared with affiliates and other companies. Specifically, we disclose client information to parties that perform various services for us, such as transfer agents, custodians, and broker-dealers. Limited information also may be shared with affiliates, with companies with which we have joint marketing agreements, or with other parties as required by law. Any organization receiving client information may only use it for the purpose designated by the entities listed above.

Questions on this policy may be sent to:

Scudder Investments
Attention: Correspondence - Chicago
P.O. Box 219415
Kansas City, MO 64121-9415

July 2002

Notes

ITEM 2.         CODE OF ETHICS.

                        Not currently applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                        Not currently applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                        Not currently applicable.

ITEM 5.         [RESERVED]

ITEM 6.         [RESERVED]

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIERS AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

ITEM 8.         [RESERVED]

ITEM 9.         CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the
Registrant's Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) During the six month period ended May 31, 2003, management identified an issue related to a different registrant within the Scudder fund complex.
Management discussed the issue with the Registrant's Audit Committee and auditors and instituted additional procedures to enhance its internal controls over financial reporting.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Strategic Income Trust

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               July 25, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Strategic Income Trust

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               July 25, 2003

By:                                 /s/Charles A. Rizzo
                                    ---------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               July 25, 2003